Condensed Financial Information of the Parent Company (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 63,834	$ 91,293	$ 106,517	$ 91,219
Prepaid expenses and other receivables	958	1,426
Total current assets	128,524	154,803
Total assets	202,984	238,530
Current liabilities
Accrued expenses and other payables	9,647	8,330
Total current liabilities	58,001	79,834
Total liabilities	64,243	96,804
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil	0	0
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 56,906,561 (2014 - 55,809,661)	57	56
Additional paid-in capital	109,944	108,243
Accumulated other comprehensive income	8,110	12,022
Retained earnings	(8,281)	(6,384)
Total stockholders' equity	123,280	126,564
Total liabilities and equity	202,984	238,530
Parent Company
Current assets
Cash and cash equivalents	331	997
Prepaid expenses and other receivables	70	9
Amount due from subsidiaries	66,032	69,824
Dividend receivables	21,280	21,280
Total current assets	87,713	92,110
Investment in subsidiaries	41,711	38,616
Total assets	129,424	130,726
Current liabilities
Accrued expenses and other payables	666	584
Amount due to subsidiaries	5,478	3,578
Total current liabilities	6,144	4,162
Total liabilities	6,144	4,162
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil	0	0
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 56,906,561 (2014 - 55,809,661)	57	56
Additional paid-in capital	109,944	108,243
Accumulated other comprehensive income	8,110	12,022
Retained earnings	5,169	6,243
Total stockholders' equity	123,280	126,564
Total liabilities and equity	$ 129,424	$ 130,726